Total
M Large Cap Growth Fund
M LARGE CAP GROWTH FUND
Investment Objective
The Fund seeks long-term capital appreciation.
Fund Fees and Expenses

The fees and expenses reflected in the table below do not include the fees and charges associated with variable annuities or variable life insurance plans. Fees and charges for life insurance and annuity products typically include a sales load and/or a surrender charge and other charges for insurance benefits. If those fees and charges were included, the costs shown below would be higher.

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	M Large Cap Growth Fund M Large Cap Growth Fund
Management Fees	0.58%
Distribution (12b-1) Fee	none
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.77%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a hypothetical 5% return each year and that the Fund's operating expenses remain the same. These expense examples do not reflect the fees and charges imposed by the applicable insurance company. If those fees and charges were included, the costs shown below would be higher. Although your actual costs (and returns) may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 year	3 years	5 years	10 years
M Large Cap Growth Fund | M Large Cap Growth Fund | USD ($)	79	246	428	954

Expense Example No Redemption	1 year	3 years	5 years	10 years
M Large Cap Growth Fund | M Large Cap Growth Fund | USD ($)	79	246	428	954

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in domestic equity securities of U.S. large capitalization securities. Domestic equity securities, as determined by DSM Capital Partners LLC ("DSM"), the Fund's sub-adviser, in its discretion, include, but are not limited to common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. Shares of foreign domiciled issuers that primarily trade on a U.S. exchange are generally considered by DSM to be domestic equity securities. Also, as determined by DSM, issuers that issue domestic equity securities may be domiciled and/or headquartered anywhere in the world. The Fund may generally invest up to 20% of its assets in equity securities of foreign issuers, including American Depositary Receipts and similar securities. DSM defines "large cap" as capitalizations of $10 billion or more. The Fund will generally contain 25 to 35 equity securities.

This strategy to invest at least 80% of its total assets in domestic equity securities of U.S. large capitalization securities is not fundamental (it may be changed without shareholder approval), but should the Fund decide to change this strategy, it will provide shareholders with at least 60 days' notice.

DSM uses a "bottom-up," idea-driven approach and focuses on a long-term (e.g., three-year minimum) investment horizon.

DSM seeks to invest in growing businesses with solid fundamentals, attractive profitability and successful management. Candidate companies will typically have projected revenue and earnings growth in excess of 10% and will often have higher returns on equity and assets than average S&P 500 companies. Generally, these businesses will be generating free cash flow and will have financial returns that are stable or rising, driven by improving business fundamentals, all as determined by DSM.

In its stock valuation work, DSM focuses primarily on P/E ratios. P/E is the ratio of a company's share price to its per-share earnings. DSM will generally only buy a stock that it believes has a forward four-quarter P/E ratio that will rise over the next three years. To accomplish this, a target P/E ratio that DSM believes is reasonable and rational and is reflective of a fair valued stock three years from now is selected. DSM will typically buy when the company's stock clears two hurdles: 1. it must have attractive fundamental business characteristics that translate into a reasonably predictable and growing stream of earnings and 2. it must have a P/E on forward four quarters earnings that is normally 8% to 10% below the target P/E three years from the calculation point. In order to determine a target P/E, DSM takes into consideration a number of qualitative and quantitative factors. Among the qualitative factors are barriers to entry, number of competitors, economic cyclicality, customer loyalty, price competition, global reach, government involvement and management quality. Among the quantitative factors are historic revenue and EPS growth, projected revenue and EPS growth, margins, return on assets, return on equity, capital expenditures relative to net income and the historic range of P/E over the last five years. Once a target P/E has been agreed upon, it may occasionally be adjusted.

Additionally, Environmental, Social, and Governance ("ESG") is an important part of DSM's investment process and is fully integrated into its stock selection, monitoring, and selling processes. DSM assigns a proprietary ESG score to every company that it researches. Scores range from CCC to AAA, and DSM utilizes MSCI's ESG Ratings and Controversies as a starting point to make adjustments to ESG scores across key categories: (1) UN Global Compact Compliance - DSM monitors whether companies are designated as Pass, Watchlist or Fail; (2) Environment - Companies are evaluated based on (i) whether they have a Net Zero target year and what target date is set, (ii) whether they report Scope 1, 2, and 3 greenhouse gas emissions, and (iii) a proprietary environmental controversy score; (3) Social - Companies are evaluated based on (i) privacy & data policies, (ii) human capital management, and (iii) a proprietary social controversy score; (4) Governance - Companies are evaluated based on (i) whether they report their board diversity and their percentage of diverse board members, (ii) board effectiveness, (iii) executive compensation, (iv) ownership and control, and (v) a proprietary governance controversy score. Each Analyst/Portfolio Manager at DSM completes in-depth fundamental research on ESG subjects impacting our holdings and then assigns scores using a consistent methodology. DSM stores all ESG scores, communications, and developments in centralized folders on Bloomberg so that companies' ESG histories and DSM's ESG activities are available to all Analyst/Portfolio Managers.

ESG scores are included in DSM's internal research summaries and have an impact on DSM's investment decisions and our overall assessment of a stock, which affect position sizing and selection. ESG considerations have both kept DSM from investing in certain companies and have led to selling portfolio holdings.

Principal Investment Risks
Performance

The following information may give some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each of the last ten calendar years and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance, the Russell 1000® Growth Index. The performance information shown here does not reflect fees that are paid by the insurance company separate accounts that invest in the Fund. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Calendar Year Total Returns

Highest quarterly return: 25.91% (for the quarter ended 6/30/2020) Lowest quarterly return: (17.70)% (for the quarter ended 6/30/2022)
Average Annual Total Returns (for the periods ended December 31, 2023)

The table below shows the Fund's average annual total returns for the periods indicated and how those returns compare to those of the Russell 1000® Growth Index. You cannot invest directly in an index. The Index is calculated on a total return basis and reflects no deduction for fees, expenses or taxes.

Average Annual Returns - M Large Cap Growth Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
M Large Cap Growth Fund	32.04%	15.98%	12.39%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	42.68%	19.50%	14.86%